Condensed consolidated statements of cash flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (192)	$ (57)
Decrease/(increase) in trade receivables	185	(122)
Increase/(decrease) in trade payables	(71)	134
Net change in other current assets	77	(73)
Net change in other current liabilities	(152)	(64)
Total	$ (153)	$ (182)